Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 18,115	$ 16,961
Non-interest income	13,301	14,291
Total revenue	31,416	31,252
Provision for credit losses	1,382	1,808
Depreciation and amortization	1,531	1,511
Non-interest expenses	15,571	15,107
Income tax expense	2,758	2,871
Net income	10,174	9,955
Net income attributable to non-controlling interests in subsidiaries	258	331
Net income attributable to equity holders of the Bank	9,916	9,624
Average assets	1,282,000	1,157,000
Average liabilities	1,208,000	1,085,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	9,001	8,030
Non-interest income	3,029	2,868
Total revenue	12,030	10,898
Provision for credit losses	209	333
Depreciation and amortization	628	618
Non-interest expenses	4,760	4,333
Income tax expense	1,670	1,459
Net income	4,763	4,155
Net income attributable to equity holders of the Bank	4,763	4,155
Average assets	430,000	381,000
Average liabilities	332,000	313,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	6,900	6,625
Non-interest income	2,827	2,993
Total revenue	9,727	9,618
Provision for credit losses	1,230	1,574
Depreciation and amortization	503	517
Non-interest expenses	4,709	4,737
Income tax expense	618	635
Net income	2,667	2,155
Net income attributable to non-controlling interests in subsidiaries	249	332
Net income attributable to equity holders of the Bank	2,418	1,823
Average assets	207,000	194,000
Average liabilities	152,000	149,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	764	628
Non-interest income	4,617	4,752
Total revenue	5,381	5,380
Provision for credit losses	6	2
Depreciation and amortization	183	178
Non-interest expenses	3,076	3,077
Income tax expense	551	549
Net income	1,565	1,574
Net income attributable to non-controlling interests in subsidiaries	9	9
Net income attributable to equity holders of the Bank	1,556	1,565
Average assets	33,000	29,000
Average liabilities	47,000	45,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	1,630	1,436
Non-interest income	3,542	3,587
Total revenue	5,172	5,023
Provision for credit losses	(66)	(100)
Depreciation and amortization	172	156
Non-interest expenses	2,502	2,302
Income tax expense	653	590
Net income	1,911	2,075
Net income attributable to equity holders of the Bank	1,911	2,075
Average assets	445,000	401,000
Average liabilities	414,000	385,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(180)	242
Non-interest income	(714)	91
Total revenue	(894)	333
Provision for credit losses	3	(1)
Depreciation and amortization	45	42
Non-interest expenses	524	658
Income tax expense	(734)	(362)
Net income	(732)	(4)
Net income attributable to non-controlling interests in subsidiaries		(10)
Net income attributable to equity holders of the Bank	(732)	6
Average assets	167,000	152,000
Average liabilities	$ 263,000	$ 193,000